Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.03223%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,911,082.06

Principal:
Principal Collections	$23,551,123.76
Prepayments in Full	$11,127,843.83
Liquidation Proceeds	$403,237.43
Recoveries	$107,288.09
Sub Total	$35,189,493.11
Collections	$38,100,575.17

Purchase Amounts:
Purchase Amounts Related to Principal	$201,794.36
Purchase Amounts Related to Interest	$956.54
Sub Total	$202,750.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,303,326.07

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,303,326.07
Servicing Fee	$554,247.89	$554,247.89	$0.00	$0.00	$37,749,078.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,749,078.18
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$37,749,078.18
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$37,749,078.18
Interest - Class A-3 Notes	$1,840,894.33	$1,840,894.33	$0.00	$0.00	$35,908,183.85
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$35,595,058.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,595,058.85
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$35,387,508.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,387,508.02
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,387,508.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,387,508.02
Regular Principal Payment	$33,134,992.48	$33,134,992.48	$0.00	$0.00	$2,252,515.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,252,515.54
Residual Released to Depositor	$0.00	$2,252,515.54	$0.00	$0.00	$0.00
Total		$38,303,326.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,134,992.48
Total					$33,134,992.48

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$33,134,992.48	$59.17	$1,840,894.33	$3.29	$34,975,886.81	$62.46
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$33,134,992.48	$20.99	$2,361,570.16	$1.50	$35,496,562.64	$22.49

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$434,002,591.86	0.7750046	$400,867,599.38	0.7158350
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$587,912,591.86	0.3723535	$554,777,599.38	0.3513675

Pool Information
Weighted Average APR	5.183%	5.219%
Weighted Average Remaining Term	37.89	37.23
Number of Receivables Outstanding	27,506	26,606
Pool Balance	$665,097,465.74	$629,270,763.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$625,520,049.03	$591,847,656.01
Pool Factor	0.3919986	0.3708829

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$37,423,107.09
Targeted Overcollateralization Amount	$74,493,163.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$74,493,163.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$542,703.26
(Recoveries)		67	$107,288.09
Net Loss for Current Collection Period			$435,415.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7856%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6976%
Second Prior Collection Period			0.8284%
Prior Collection Period			0.6911%
Current Collection Period			0.8073%
Four Month Average (Current and Prior Three Collection Periods)			0.7561%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,897	$9,705,134.14
(Cumulative Recoveries)			$1,232,487.38
Cumulative Net Loss for All Collection Periods			$8,472,646.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4994%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,116.04
Average Net Loss for Receivables that have experienced a Realized Loss			$4,466.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	258	$8,862,343.81
61-90 Days Delinquent	0.13%	28	$815,819.64
91-120 Days Delinquent	0.04%	7	$278,250.01
Over 120 Days Delinquent	0.05%	10	$337,228.27
Total Delinquent Receivables	1.64%	303	$10,293,641.73

Repossession Inventory:
Repossessed in the Current Collection Period		20	$871,405.86
Total Repossessed Inventory		32	$1,282,542.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2623%
Prior Collection Period			0.1854%
Current Collection Period			0.1691%
Three Month Average			0.2056%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2275%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	54	$1,873,592.24
2 Months Extended	83	$3,137,438.24
3+ Months Extended	22	$880,450.34

Total Receivables Extended	159	$5,891,480.82
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer